EARNINGS PER SHARE - ANTIDILUTIVE SECURITIES (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
EARNINGS PER SHARE
Shares unearned from the employee stock ownership plan	101,281	105,032
Stock options
EARNINGS PER SHARE
Anti-dilutive securities (in shares)	15,375	1,375